INCOME TAXES	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The Manager’s Canadian statutory income tax rate has remained consistent at 27% during the three months ended June 30, 2024 and 2023.
As of June 30, 2024 and December 31, 2023, the Manager did not have any material unrecognized tax benefits related to uncertain tax positions.
The Manager files its tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the company is subject to examination by Canadian and foreign tax authorities. As of June 30, 2024, no tax returns were currently under examination.